Equity Method Investments (Summarized Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Revenue	$ 33,713	$ 43,287	$ 128,166
Gross profit	10,597	11,530	23,617
Net loss	(39,014)	(12,824)	(8,114)
Current assets	6,568	7,529
Total assets	29,254	48,998
Current liabilities	51,968	6,609
Total liabilities	$ 53,490	$ 8,397